Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net loss	$ (5,494,000)	$ (11,637,000)	$ (29,424,000)	$ (27,753,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Compensation related to restricted stock, stock options and employee stock purchase plan	345,000	688,000	927,000	2,016,000
Depreciation and amortization	555,000	1,005,000	1,251,000	1,580,000
Non-cash loss on impairment of intangible assets			16,034,000
Deferred income tax expense			1,143,000
Non-cash research and development expense		30,000	30,000	3,790,000
Non-cash amortization of discount on notes payable and debt issuance costs	2,324,000			1,578,000
Non-cash expense for fair value of warrants issued in connection with amendments to securities purchase agreements				1,161,000
Accretion of restructuring liability		92,000	92,000	135,000
Change in fair value of price adjustable warrants and subscription investment units	(3,278,000)	(4,704,000)	(6,714,000)	(4,360,000)
Gain on settlement of liabilities, net	(92,000)			18,000
Loss on retirement of assets	17,000		18,000
Non-cash restructuring expense	1,481,000	1,298,000	1,298,000	3,407,000
Changes in assets and liabilities:
Restricted cash	319,000
Accounts receivable		49,000	59,000	152,000
Prepaid expenses and other assets	456,000	372,000	238,000	234,000
Accounts payable	440,000	(1,012,000)	(673,000)	1,638,000
Deferred revenue	(166,000)	480,000	814,000	34,000
Accrued expenses and deferred rent and other liabilities	(314,000)	(488,000)	(842,000)	14,000
Accrued restructuring		(368,000)	(368,000)	(445,000)
Net cash used in operating activities	(3,407,000)	(14,195,000)	(16,117,000)	(16,801,000)
Investing activities:
Change in restricted cash		(140,000)	6,000	(19,000)
Cash acquired upon acquisition of Cequent Pharmaceuticals				5,063,000
Proceeds from sales of property and equipment	371,000		(3,000)	(404,000)
Net cash provided by (used in) investing activities	371,000	(140,000)	3,000	4,640,000
Financing activities:
Proceeds from sales of common shares and warrants, net	1,111,000	10,726,000	12,433,000	7,760,000
Proceeds from issuance of notes payable and warrants	1,500,000
Borrowings on note payable				3,000,000
Payments on notes payable	(140,000)			(1,000,000)
Proceeds from exercise of warrants, subscription investment units, stock options and employee stock purchase plan purchases	2,000	3,587,000	3,591,000	2,719,000
Net cash provided by financing activities	2,473,000	14,313,000	16,024,000	12,479,000
Net decrease in cash	(563,000)	(22,000)	(90,000)	318,000
Cash - beginning of year	976,000	1,066,000	1,066,000	748,000
Cash - end of period	413,000	1,044,000	976,000	1,066,000
Non-cash financing activities:
Issuance of stock to acquire Cequent Pharmaceuticals and termination of notes payable, accrued interest and warrants issued to Cequent			1,560,000	30,337,000
Issuance of common stock to settle liabilities	1,124,000	1,562,000		3,916,000
Issuance of common stock in connection with license agreement	233,000
Supplemental disclosure:
Cash paid for interest	$ 62,000			$ 10,000